Fair Value of Assets and Liabilities - Summary of Fair Value of Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	¥ 58,213	¥ 3,153
Changes in estimated fair value	74,178	7,037
Addition in share-based compensation liabilities	4,762	48,023
Foreign currency translation adjustment	(1,081)
Reclassification of share-based compensation liabilities to equity	(136,072)
Ending balance	¥ 0	¥ 58,213